Provision For Tax, Civil And Labor Risks - Schedule of detailed information about changes In other provisions Tax Risk (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Provisions - Beggining balance	R$ 220,066
Provisions - Balance End	1,313,768
Deposits - Beginning balance	(337,255)	R$ (333,577)
Deposits - Acquisition of subsidiary	283,885
Deposits - Additions	7,911	1,367
Deposits - Payments	10,070
Deposits - Ending balance	(600,340)	R$ (337,460)
Tax provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	127,842
Provision - Acquisition of subsidiary	657,647
Provisions - Additions	78,727
Provision - Reversals	(29,946)
Provisions - Payments	(52,412)
Provisions - Inflation adjustment	2,274
Provisions - Translation effects (other comprehensive income)	92,145
Provisions - Other movements	(241)
Provisions - Balance End	876,036
Deposits - Beginning balance	(54,059)
Deposits - Acquisition of subsidiary	(155,219)
Deposits - Additions	(198)
Deposits - Reversals	10,208
Deposits - Payments
Deposits - Inflation adjustment	(2,516)
Deposits - Translation effects (other comprehensive income)	2,533
Deposits - Other movements	(4,584)
Deposits - Ending balance	(194,667)
Civil provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	30,653
Provision - Acquisition of subsidiary	51,263
Provisions - Additions	99,774
Provision - Reversals	(24,371)
Provisions - Payments	(10,703)
Provisions - Inflation adjustment	2,802
Provisions - Translation effects (other comprehensive income)	31,103
Provisions - Other movements	(30)
Provisions - Balance End	180,491
Deposits - Beginning balance	(426)
Deposits - Acquisition of subsidiary	(4,898)
Deposits - Additions	(2,648)
Deposits - Reversals	1,022
Deposits - Payments	3,549
Deposits - Inflation adjustment	(10)
Deposits - Translation effects (other comprehensive income)	344
Deposits - Other movements	(562)
Deposits - Ending balance	(2,505)
Labor provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	61,571
Provision - Acquisition of subsidiary	164,091
Provisions - Additions	21,388
Provision - Reversals	1,105
Provisions - Payments	(21,470)
Provisions - Inflation adjustment	3,553
Provisions - Translation effects (other comprehensive income)	26,166
Provisions - Other movements	837
Provisions - Balance End	257,241
Deposits - Beginning balance	(5,787)
Deposits - Acquisition of subsidiary	(27,329)
Deposits - Additions	(5,362)
Deposits - Reversals	2,546
Deposits - Payments	5,244
Deposits - Inflation adjustment	(92)
Deposits - Translation effects (other comprehensive income)	263
Deposits - Other movements	(313)
Deposits - Ending balance	R$ (30,830)